Other disclosures - Level 3 Financial Instruments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Projected shift in HPI spot rate, Liabilities (as a percent)	10.00%
Change of plus or (minus) basis points, Liabilities (as a percent)	1.00%
Change of plus or (minus) basis points, Assets (as a percent)	1.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	0.01%
Maximum
Disclosure of detailed information about financial instruments [line items]
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	3.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data	€ (56,000)	€ (68,000)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, liabilities (as a percent)	0.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, liabilities (as a percent)	5.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, liabilities (as a percent)	2.39%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (6,900)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 6,300
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, liabities	0.041419
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (3,900)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 4,400
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 rate, liabilities (basis points)	(0.20%)
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 rate, liabilities (basis points)	0.095%
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 rate, liabilities (basis points)	(0.05%)
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (39)
Financial liabilities held for trading | Derivatives | Discounted Flows Denominated In Different Currencies | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 82
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Minimum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices, liabilities (as a percent)	55.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Maximum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices, liabilities (as a percent)	75.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Weighted average
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices, liabilities (as a percent)	65.00%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Minimum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, liabilities (as a percent)	0.00%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Maximum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, liabilities (as a percent)	0.0003%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Weighted average
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, liabilities (as a percent)	0.0001%
Financial liabilities designated at fair value through profit or loss | Deposits - Customers | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Curve IGPM, liabilities (basis points)	0.06
Financial liabilities designated at fair value through profit or loss | Deposits - Customers | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Curve IGPM, liabilities (basis points)	0.0100
Financial liabilities designated at fair value through profit or loss | Deposits - Customers | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (30,000)
Financial liabilities designated at fair value through profit or loss | Deposits - Customers | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 30,000
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Local Volatility Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, assets (as a percent)	34.00%
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Local Volatility Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 244,900
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Local Volatility Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (313,800)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Minimum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, assets (as a percent)	0.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Maximum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, assets (as a percent)	100.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Weighted average
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, assets (as a percent)	26.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (32,400)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	11,400
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Late Payment and Prepayment Rate, Capital Cost, and Long-term Profit Rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(15,900)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Late Payment and Prepayment Rate, Capital Cost, and Long-term Profit Rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	15,900
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method snd Other Valuation, Interest Curves, FX Market Prices And Credit Curves | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(31,900)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method snd Other Valuation, Interest Curves, FX Market Prices And Credit Curves | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	31,900
Financial assets held for trading, category | Derivatives | Present Value Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(200)
Financial assets held for trading, category | Derivatives | Present Value Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 200
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, assets (as a percent)	0.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, assets (as a percent)	5.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, assets (as a percent)	2.53%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (22,800)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 22,200
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, assets	0.042773
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (8,300)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 8,300
Financial assets held for trading, category | Caps/Floors | Black Model | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, assets (basis points)	(0.0025)
Financial assets held for trading, category | Caps/Floors | Black Model | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, assets (basis points)	(0.0003)
Financial assets held for trading, category | Caps/Floors | Black Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, assets (basis points)	(0.0014)
Financial assets held for trading, category | Caps/Floors | Black Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 15
Financial assets held for trading, category | Caps/Floors | Black Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2
Financial assets held for trading, category | Currency swaps | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Bid offer spread IRS TIIE rate, assets (basis points)	0
X-CCY USD/MXN rate, assets (basis points)	0.0003
Swaps UDI/MXN rate, assets (basis points)	0.0005
Financial assets held for trading, category | Currency swaps | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Bid offer spread IRS TIIE rate, assets (basis points)	0.0018
X-CCY USD/MXN rate, assets (basis points)	0.0010
Swaps UDI/MXN rate, assets (basis points)	0.0020
Financial assets held for trading, category | Currency swaps | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Bid offer spread IRS TIIE rate, assets (basis points)	0.0008
X-CCY USD/MXN rate, assets (basis points)	0.0007
Swaps UDI/MXN rate, assets (basis points)	0.0013
Financial assets held for trading, category | Currency swaps | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (326)
Financial assets held for trading, category | Currency swaps | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 339
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, assets (basis points)	(0.0025)
Bid offer spread IRS TIIE rate, assets (basis points)	0
X-CCY USD/MXN rate, assets (basis points)	0.0003
Swaps UDI/MXN rate, assets (basis points)	0.0005
Balance guaranteed swap, assets (as a percent)	6.00%
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, assets (basis points)	(0.0003)
Bid offer spread IRS TIIE rate, assets (basis points)	0.0018
X-CCY USD/MXN rate, assets (basis points)	0.0010
Swaps UDI/MXN rate, assets (basis points)	0.0020
Balance guaranteed swap, assets (as a percent)	12.00%
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
MXN TIIE 28 Rate, assets (basis points)	(0.0014)
Bid offer spread IRS TIIE rate, assets (basis points)	0.0008
X-CCY USD/MXN rate, assets (basis points)	0.0007
Swaps UDI/MXN rate, assets (basis points)	0.0013
Balance guaranteed swap, assets (as a percent)	7.00%
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 888
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 242
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, assets (as a percent)	0.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, assets (as a percent)	5.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, assets (as a percent)	2.66%
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (6,700)
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 5,900
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, assets	0.042773
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (6,400)
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 6,400
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | TD Black Valuation Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, assets (as a percent)	4.70%
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | TD Black Valuation Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2,200
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | TD Black Valuation Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (11,500)
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Model Asset Swap And CDS | Weighted average
Disclosure of detailed information about financial instruments [line items]
Model interest rate curves and credit, assets (as a percent)	7.70%
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Model Asset Swap And CDS | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (19,800)
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Model Asset Swap And CDS | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 4,400
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, assets (as a percent)	8.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (121,200)
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 105,100
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Minimum
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.12%
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Maximum
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.39%
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Weighted average
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.20%
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt and equity instruments | Present Value Method, Other | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ 0